SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENTED INFORMATION
Segment reporting information

Northern Business:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and Kittila mine

Southern Business:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and La India project

Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and Latin America Exploration office

Segment revenue and assets by geographical area

Year ended December 31, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Impairment Loss	Segment Income (Loss)

Northern Business:
LaRonde mine	$329,900	$(229,911)	$—	$—	$99,989
Lapa mine	141,167	(69,532)	—	(67,894)	3,741
Goldex mine	21,418	(13,172)	—	—	8,246
Meadowbank mine	591,473	(363,894)	—	(269,269)	(41,690)
Meliadine project	—	—	—	(200,064)	(200,064)
Kittila mine	209,723	(98,446)	—	—	111,277

Total Northern Business	$1,293,681	$(774,955)	$—	$(537,227)	$(18,501)

Southern Business:
Pinos Altos mine	$303,203	$(130,129)	$—	$—	$173,074
Creston Mascota deposit at Pinos Altos	41,522	(19,843)	—	—	21,679

Total Southern Business	$344,725	$(149,972)	$—	$—	$194,753

Exploration	$—	$—	$(44,236)	$—	$(44,236)

Segment income (loss)	$1,638,406	$(924,927)	$(44,236)	$(537,227)	$132,016

Segment income	$132,016

Corporate and other:

Foreign currency translation gain	7,188

Amortization of property, plant and mine development	(296,078)

Interest and sundry expense	(8,824)

Gain on sale of available-for-sale securities	74

Gain on derivative financial instruments	1,509

General and administrative	(115,800)

Impairment loss on available-for-sale securities	(34,272)

Provincial capital tax	1,504

Interest expense	(57,999)

Loss before income and mining taxes	$(370,682)

Year ended December 31, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Segment Income (Loss)

Northern Business:
LaRonde mine	$399,243	$(225,647)	$—	$173,596
Lapa mine	173,753	(73,376)	—	100,377
Goldex mine	—	—	(37,627)	(37,627)
Meadowbank mine	609,625	(347,710)	—	261,915
Kittila mine	284,429	(98,037)	—	186,392

Total Northern Business	$1,467,050	$(744,770)	$(37,627)	$684,653

Southern Business:
Pinos Altos mine	$363,113	$(128,618)	$—	$234,495
Creston Mascota deposit at Pinos Altos	87,551	(24,324)	—	63,227

Total Southern Business	$450,664	$(152,942)	$—	$297,722

Exploration	$—	$—	$(71,873)	$(71,873)

Segment income (loss)	$1,917,714	$(897,712)	$(109,500)	$910,502

Segment income	$910,502

Corporate and other:

Foreign currency translation loss	(16,320)

Amortization of property, plant and mine development	(271,861)

Interest and sundry expense	(2,389)

Gain on sale of available-for-sale securities	9,733

Loss on derivative financial instruments	(819)

General and administrative	(119,085)

Impairment loss on available-for-sale securities	(12,732)

Provincial capital tax	(4,001)

Interest expense	(57,887)

Income before income and mining taxes	$435,141

Year ended December 31, 2011	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Loss on Goldex Mine	Impairment Loss	Segment (Loss) Income

Northern Business:
LaRonde mine	$398,609	$(209,947)	$—	$—	$—	$188,662
Lapa mine	167,536	(68,599)	—	—	—	98,937
Goldex mine	217,662	(56,939)	—	(302,893)	—	(142,170)
Meadowbank mine	434,051	(284,502)	—	—	(907,681)	(758,132)
Kittila mine	225,612	(110,477)	—	—	—	115,135

Total Northern Business	$1,443,470	$(730,464)	$—	$(302,893)	$(907,681)	$(497,568)

Southern Business:
Pinos Altos mine	$321,074	$(131,044)	$—	$—	$—	$190,030
Creston Mascota deposit at Pinos Altos	57,255	(14,570)	—			42,685

Total Southern Business	$378,329	$(145,614)	$—	$—	$—	$232,715

Exploration	$—	$—	$(75,721)	$—	$—	$(75,721)

Segment income (loss)	$1,821,799	$(876,078)	$(75,721)	$(302,893)	$(907,681)	$(340,574)

Segment loss	$(340,574)

Corporate and other:

Foreign currency translation gain	1,082

Amortization of property, plant and mine development	(261,781)

Interest and sundry expense	(5,188)

Gain on sale of available-for-sale securities	4,907

Gain on derivative financial instruments	3,683

General and administrative	(107,926)

Impairment loss on available-for-sale securities	(8,569)

Provincial capital tax	(9,223)

Interest expense	(55,039)

Loss before income and mining taxes	$(778,628)

	Total Assets as at December 31,

	2013	2012

Northern Business:

LaRonde mine	$878,719	$849,304

Lapa mine	78,293	168,712

Goldex mine	120,601	56,819

Meadowbank mine	711,387	1,005,890

Meliadine project	877,923	1,015,485

Kittila mine	870,332	837,002

Total Northern Business	$3,537,255	$3,933,212

Southern Business:

Pinos Altos mine	$537,560	$610,217

Creston Mascota deposit at Pinos Altos	86,185	68,735

La India project	512,450	377,049

Total Southern Business	1,136,195	1,056,001

Exploration	19,838	19,225

Corporate and other	266,071	247,681

Total	$4,959,359	$5,256,119

Schedule of capital expenditures
	Capital Expenditures Year Ended December 31,

	2013	2012	2011

Northern Business:

LaRonde mine	$84,292	$75,214	$90,735

Lapa mine	22,738	18,475	18,397

Goldex mine	65,063	26,822	42,232

Meadowbank mine	76,811	105,095	116,860

Meliadine project	61,412	83,343	73,944

Kittila mine	83,770	60,036	86,514

Total Northern Business	$394,086	$368,985	$428,682

Southern Business:

Pinos Altos mine	$42,835	$24,212	$32,407

Creston Mascota deposit at Pinos Altos	17,582	5,777	7,559

La India project	116,786	39,236	—

Total Southern Business	$177,203	$69,225	$39,966

Exploration	$—	$55	$8,561

Corporate and other	$6,500	$7,285	$5,622

Total	$577,789	$445,550	$482,831

Schedule of changes in the carrying amount of goodwill by segment

	Meliadine project	La India project	Corporate and other	Total

Cost

Balance at January 1, 2013	$200,064	$29,215	$–	$229,279

Purchase of Urastar Gold Corporation (note 10)	–	–	9,802	9,802

Balance at December 31, 2013	$200,064	$29,215	$9,802	$239,081

Accumulated impairment

Balance at January 1, 2013	$–	$–	$–	$–

Impairment loss	(200,064)	–	–	(200,064)

Balance at December 31, 2013	$(200,064)	$–	$–	$(200,064)

Carrying amount	$–	$29,215	$9,802	$39,017